JPMorgan Small Cap Growth Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	(2.52%)	10.99%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	(3.52%)	9.51%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	(2.00%)	8.75%